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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05150

                     Cornerstone Strategic Value Fund, Inc.

               (Exact name of registrant as specified in charter)

  350 Jericho Turnpike, Suite 206         Jericho, New York            11753
 -----------------------------------------------------------------------------
                   (Address of principal executive offices)         (Zip code)

                                Frank J. Maresca

      Ultimus Fund Solutions, LLC 350 Jericho Turnpike, Suite 206 Jericho,
                                                                  New York 11753
      --------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 326-3597

Date of fiscal year end:         December 31, 2010

Date of reporting period:        December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.




CONTENTS
Portfolio Summary                                                              1

Summary Schedule of Investments                                                2

Statement of Assets and Liabilities                                            4

Statement of Operations                                                        5

Statement of Changes in Net Assets                                             6

Financial Highlights                                                           7

Notes to Financial Statements                                                  8

Report of Independent Registered Public Accounting Firm                       14

Tax Information                                                               15

Additional Information Regarding the Fund's Directors and Corporate Officers  16

Description of Dividend Reinvestment Plan                                     19

Proxy Voting and Portfolio Holdings Information                               21

Privacy Policy Notice                                                         22

Summary of General Information                                                25

Shareholder Information                                                       25


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



--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
PORTFOLIO SUMMARY -- AS OF DECEMBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR ALLOCATION
                                                               Percent of
Sector                                                         Net Assets
--------------------------------------------------------------------------------
Closed-End Funds                                                  17.2
--------------------------------------------------------------------------------
Information Technology                                            15.5
--------------------------------------------------------------------------------
Financials                                                        11.7
--------------------------------------------------------------------------------
Energy                                                             9.1
--------------------------------------------------------------------------------
Healthcare                                                         8.6
--------------------------------------------------------------------------------
Consumer Discretionary                                             8.6
--------------------------------------------------------------------------------
Industrials                                                        8.1
--------------------------------------------------------------------------------
Consumer Staples                                                   8.0
--------------------------------------------------------------------------------
Materials                                                          2.9
--------------------------------------------------------------------------------
Utilities                                                          2.6
--------------------------------------------------------------------------------
Telecommunication Services                                         2.4
--------------------------------------------------------------------------------
Other                                                              5.3
--------------------------------------------------------------------------------


TOP TEN HOLDINGS, BY ISSUER

                                                                      Percent of
   Holding                                      Sector                Net Assets
--------------------------------------------------------------------------------
1. Exxon Mobil Corporation                      Energy                    3.4
--------------------------------------------------------------------------------
2. Eaton Vance Risk-Managed Diversified
   Equity Income Fund                        Closed-End Funds             3.0
--------------------------------------------------------------------------------
3. Apple, Inc.                            Information Technology          3.0
--------------------------------------------------------------------------------
4. Eaton Vance Tax-Managed Diversified
   Equity Income Fund                         Closed-End Funds            2.6
--------------------------------------------------------------------------------
5. Microsoft Corporation                  Information Technology          2.2
--------------------------------------------------------------------------------
6. JPMorgan Chase & Company                      Financials               2.0
--------------------------------------------------------------------------------
7. Alpine Total Dynamic Dividend Fund         Closed-End Funds            2.0
--------------------------------------------------------------------------------
8. International Business Machines
   Corporation                             Information Technology         1.9
--------------------------------------------------------------------------------
9. Google, Inc. -- Class A                  Information Technology        1.9
--------------------------------------------------------------------------------
10. AT&T, Inc.                            Telecommunication Services      1.7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                               1

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS -- AS OF DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                                   No. of
Description                                        Shares             Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 94.70%
CLOSED-END FUNDS - 17.22%
CORE - 3.80%
Adams Express Company
(The)(a)                                          48,400           $   518,848
General American Investors
Company, Inc.                                     18,300               490,806
Liberty All-Star Equity Fund                     160,130               789,441
Other Core(b)                                                          644,100
                                                                   -----------
                                                                     2,443,195
                                                                   -----------
CORPORATE DEBT FUNDS INVESTMENT
GRADE-RATED -- 1.63%
AllianceBernstein
Income Fund                                       87,230               691,734
Other Corporate Debt Funds
Investment Grade-Rated(b)                                              355,076
                                                                   -----------
                                                                     1,046,810
                                                                   -----------
DEVELOPED MARKET - 0.06%
Total Developed Market(b)                                               36,780
                                                                   -----------
GLOBAL - 2.03%
Alpine Total Dynamic
Dividend Fund                                    213,412             1,263,399
Other Global(b)                                                         39,100
                                                                   -----------
                                                                     1,302,499
                                                                   -----------
GLOBAL INCOME - 0.47%
Total Global Income (b)                                                302,940
                                                                   -----------
HIGH CURRENT YIELD (LEVERAGED) -- 0.13%
Other High Current Yield
(Leveraged)(b)                                                          89,941
                                                                   -----------
OPTION ARBITRAGE/OPTIONS STRATEGIES - 7.02%
Eaton Vance Risk-Managed
Diversified Equity
Income Fund                                      146,464             1,945,042
Eaton Vance Tax-Managed
Diversified Equity
Income Fund                                      147,120             1,663,927
Eaton Vance Tax-Managed
Global Diversified Equity
Income Fund                                       58,000               610,740
Other Option Arbitrage/
Options Strategies(b)                                                  289,955
                                                                   -----------
                                                                     4,509,664
                                                                   -----------

                                                   No. of
Description                                        Shares             Value
--------------------------------------------------------------------------------
REAL ESTATE - 0.55%
Other Real Estate(b)                                               $   355,270
                                                                   -----------
SECTOR EQUITY - 1.18%
Petroleum & Resources
Corporation(a)                                     7,600               205,276
Other Sector Equity(b)                                                 548,974
                                                                   -----------
                                                                       754,250
                                                                   -----------
VALUE - 0.35%
Other Value(b)                                                         225,179
                                                                   -----------
TOTAL CLOSED-END FUNDS                                              11,066,528
                                                                   -----------
CONSUMER DISCRETIONARY - 8.62%
Amazon.com, Inc. *                                 3,000               540,000
McDonald's Corporation                            11,400               875,064
Target Corporation                                 8,800               529,144
Yum! Brands, Inc.                                  9,000               441,450
Other Consumer
Discretionary(b)                                                     3,156,037
                                                                   -----------
                                                                     5,541,695
                                                                   -----------
CONSUMER STAPLES - 8.01%
Altria Group, Inc.                                20,800               512,096
Coca-Cola Company (The)                           13,500               887,895
Procter & Gamble
Company (The)                                     16,297             1,048,386
Wal-Mart Stores, Inc.                             10,100               544,693
Other Consumer Staples(b)                                            2,156,104
                                                                   -----------
                                                                     5,149,174
                                                                   -----------
ENERGY - 9.11%
Chevron Corporation                               10,732               979,295
ConocoPhillips                                    14,974             1,019,730
Exxon Mobil Corporation                           29,936             2,188,920
Halliburton Company                                9,700               396,051
Marathon Oil Corporation                          11,500               425,845
Schlumberger Ltd.                                  6,000               501,000
Other Energy(b)                                                        343,350
                                                                   -----------
                                                                     5,854,191
                                                                   -----------
FINANCIALS - 11.68%
Goldman Sachs Group,
Inc. (The)                                         5,000               840,800
JPMorgan Chase & Company                          30,132             1,278,199

--------------------------------------------------------------------------------
See accompanying notes to financial statements.
2

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS -- AS OF DECEMBER 31, 2010 (CONCLUDED)
--------------------------------------------------------------------------------

                                                   No. of
Description                                        Shares             Value
--------------------------------------------------------------------------------
FINANCIALS (CONTINUED)
PNC Financial Services
Group, Inc.                                        7,600             $ 461,472
Travelers Companies,
Inc. (The)                                         9,476               527,908
Wells Fargo & Company                             21,400               663,186
Other Financials (b)                                                 3,734,361
                                                                   -----------
                                                                     7,505,926
                                                                   -----------
HEALTH CARE - 8.63%
Abbott Laboratories                                9,200               440,772
Bristol-Myers Squibb
Company 19,000                                                         503,120
Johnson & Johnson                                 13,400               828,790
Merck & Company, Inc.                             15,267               550,223
UnitedHealth Group, Inc.                          11,000               397,210
Other Health Care(b)                                                 2,827,739
                                                                   -----------
                                                                     5,547,854
                                                                   -----------
INDUSTRIALS - 8.08%
Caterpillar, Inc.                                  5,300               496,398
Deere & Company                                    6,500               539,825
General Electric Company                          46,900               857,801
United Technologies
Corporation                                        5,000               393,600
Other Industrials (b)                                                2,905,823
                                                                   -----------
                                                                     5,193,447
                                                                   -----------
INFORMATION TECHNOLOGY - 15.47%
Apple, Inc.*                                       5,900             1,903,104
Cisco Systems, Inc.*                              29,400               594,762
Google, Inc. - Class A *                           2,000             1,187,940
Hewlett-Packard Company                           11,400               479,940
Intel Corporation                                 39,500               830,685
International Business
Machines Corporation                               8,100             1,188,756
Microsoft Corporation                             51,200             1,429,504
Oracle Corporation                                25,272               791,014
QUALCOMM, Inc.                                    10,000               494,900
Other Information
Technology (b)                                                       1,037,349
                                                                   -----------
                                                                     9,937,954
                                                                   -----------

                                                   No. of
Description                                        Shares             Value
--------------------------------------------------------------------------------
MATERIALS - 2.93%
E.I. Du Pont de
Nemours & Company                                  9,500             $ 473,860
Freeport-McMoRan
Copper & Gold, Inc.                                5,000               600,450
Praxair, Inc.                                      6,500               620,555
Other Materials (b)                                                    184,356
                                                                   -----------
                                                                     1,879,221
                                                                   -----------
REAL ESTATE INVESTMENT TRUST - 0.00%
Total Real Estate
Investment Trust (b)                                                     1,393
                                                                   -----------
TELECOMMUNICATION SERVICES - 2.36%
AT&T, Inc.                                        37,039             1,088,206
Verizon Communications, Inc.                      12,000               429,360
                                                                   -----------
                                                                     1,517,566
                                                                   -----------
UTILITIES - 2.59%
Other Utilities (b)                                                  1,662,079
                                                                   -----------
TOTAL EQUITY SECURITIES
(cost - $51,914,107)                                                60,857,028
                                                                   -----------
SHORT-TERM INVESTMENTS - 7.30%
MONEY MARKET SECURITY - 7.30%
JPMorgan U.S. Government
Money Market Fund
(cost - $ 4,690,985)                           4,690,985             4,690,985
                                                                   -----------
TOTAL INVESTMENTS - 102.00%
(cost - $56,605,092)                                                65,548,013
                                                                   -----------
LIABILITIES IN EXCESS OF
OTHER ASSETS - (2.00)%                                              (1,282,324)
                                                                   -----------
NET ASSETS - 100.00%                                               $64,265,689
                                                                   ===========

--------------


(a) Affiliated investment. The Fund holds 0.81% and 0.32% (based on net assets) of Adams Express Company and Petroleum & Resources Corporation, respectively. A director of the Fund also serves as a director to such companies. During the year ended December 31, 2010 there were additional purchases of 22,000 shares of Adams Express and 7,600 shares of Petroleum & Resources Corporation with a cost of $218,433 and $168,587, respectively. There were no sales of either of these securities.

(b) Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as December 31, 2010.

*    Non-income producing security.

--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.
                                                                               3

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2010
--------------------------------------------------------------------------------

ASSETS
Investments, at value:
  Unaffiliated issuers (cost - $55,895,782)                        $ 64,823,889
  Affiliated issuers (cost - $709,310)                                  724,124
                                                                   ------------
  Total investments (cost - $56,605,092)                             65,548,013
Receivables:
  Dividends                                                              77,409
Prepaid expenses                                                          3,168
                                                                   ------------
Total Assets                                                         65,628,590
                                                                   ------------

LIABILITIES
Payables:
  Securities purchased                                                1,224,773
  Investment management fees                                             47,608
  Directors' fees                                                        26,000
  Administration fees                                                     5,008
  Other accrued expenses                                                 59,512
                                                                   ------------
Total Liabilities                                                     1,362,901
                                                                   ------------

NET ASSETS (applicable to 8,511,413 shares of
  common stock outstanding)                                        $ 64,265,689
                                                                   ============

NET ASSET VALUE PER SHARE ($64,265,689 (divided by) 8,511,413)     $       7.55
                                                                   ============

NET ASSETS CONSISTS OF
Capital stock, $0.001 par value; 8,511,413
  shares issued and outstanding
  (100,000,000 shares authorized)                                  $      8,511
Paid-in capital 59,531,436
Accumulated net realized loss on investments                         (4,217,179)
Net unrealized appreciation in value of investments                   8,942,921
                                                                   ------------
Net assets applicable to shares outstanding                        $ 64,265,689
                                                                   ============

--------------------------------------------------------------------------------
See accompanying notes to financial statements.
4

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Dividends from non-affiliated investments
   (including tax withheld of $94)                                  $1,322,287
  Dividends from affiliated investments                                  5,348
  Securities lending                                                       796
                                                                    ----------
  Total Investment Income                                            1,328,431
                                                                    ----------

Expenses:
  Investment management fees                                           532,131
  Directors' fees                                                      106,804
  Legal and audit fees                                                  86,884
  Administration fees                                                   58,297
  Printing                                                              44,838
  Accounting fees                                                       41,736
  Transfer agent fees                                                   20,905
  Custodian fees                                                        12,963
  Stock exchange listing fees                                            9,045
  Insurance                                                              6,527
  Miscellaneous                                                          3,209
                                                                    ----------
  Total Expenses                                                       923,339
  Less: Fees paid indirectly                                            (4,097)
                                                                    ----------
  Net Expenses                                                         919,242
                                                                    ----------
  Net Investment Income                                                409,189
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from unaffiliated investments                         29,336
Capital gain distributions from regulated
  investment companies                                                   6,811
Capital gain distributions from affiliated
  regulated investment companies                                        23,408
Net change in unrealized appreciation in
  value of investments                                               5,307,753
                                                                    ----------
Net realized and unrealized gain on investments                      5,367,308
                                                                    ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $5,776,497
                                                                    ==========


--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.
                                                                               5


--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              For the Years Ended December 31,
                                                              --------------------------------
                                                                  2010            2009
                                                              ------------   ------------
INCREASE/(DECREASE) IN NET ASSETS

Operations:
  Net investment income                                       $    409,189   $    430,985
  Net realized gain from investments                                59,555         36,794
  Net change in unrealized appreciation/(depreciation)
   in value of investments                                       5,307,753     10,628,356
                                                              ------------   ------------
Net increase in net assets resulting from operations             5,776,497     11,096,135
                                                              ------------   ------------

Dividends and distributions to shareholders:
  Net investment income                                           (468,744)      (430,985)
  Return-of-capital                                            (11,304,528)   (14,022,576)
                                                              ------------   ------------
   Total dividends and distributions to shareholders           (11,773,272)   (14,453,561)
                                                              ------------   ------------


Capital stock transactions:
  Proceeds from rights offerings of 1,433,827
   and 0 shares of newly issued common stock, respectively      11,812,869           --
  Offering expenses associated with the rights offering            (90,887)          --
  Proceeds from 108,178 and 133,707 shares newly issued in
   reinvestment of dividends and distributions, respectively     1,093,718      1,294,627
                                                              ------------   ------------

  Net increase in net assets from capital stock transactions    12,815,700      1,294,627
                                                              ------------   ------------
Total increase/(decrease) in net assets                          6,818,925     (2,062,799)
                                                              ------------   ------------
NET ASSETS
Beginning of year                                               57,446,764     59,509,563
                                                              ------------   ------------
End of year                                                   $ 64,265,689   $ 57,446,764
                                                              ============   ============

--------------------------------------------------------------------------------
See accompanying notes to financial statements.
6


--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.
--------------------------------------------------------------------------------

                                                  For the Years Ended December 31,*
                                         -------------------------------------------------
                                           2010      2009      2008      2007       2006
                                         -------    ------   -------    -------    -------

PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of year       $  8.24    $ 8.71   $ 18.12    $ 21.28    $ 22.60
                                         -------    ------   -------    -------    -------
Net investment income #                     0.06      0.06      0.15       0.16       0.20
Net realized and unrealized gain/(loss)
  on investments                            0.76      1.52     (5.55)      0.96       2.64
                                         -------    ------   -------    -------    -------
(Net increase/(decrease) in net assets)
  resulting from operations                 0.82      1.58     (5.40)      1.12       2.84
                                         -------    ------   -------    -------    -------
Dividends and distributions
  to shareholders:
Net investment income                      (0.07)    (0.06)    (0.15)     (0.16)     (0.16)
Net realized capital gains                  --        --        --        (1.32)      --
Return-of-capital                          (1.61)    (2.03)    (4.01)     (3.00)     (4.00)
                                         -------    ------   -------    -------    -------
Total dividends and distributions
  to shareholders                          (1.68)    (2.09)    (4.16)     (4.48)     (4.16)
                                         -------    ------   -------    -------    -------
Capital stock transactions:
Anti-dilutive effect due to
  shares issued:
Rights offering                             0.13      --        --         --         --
Reinvestment of dividends
  and distributions                         0.04      0.04      0.15       0.20       --
                                         -------    ------   -------    -------    -------
Total anti-dilutive effect
  due to shares issued                      0.17      0.04      0.15       0.20       --

Net asset value, end of year             $  7.55    $ 8.24   $  8.71    $ 18.12     $ 21.28
                                         =======    ======   =======    =======     =======
Market value, end of year                $  8.84    $11.61   $  7.62    $ 20.20     $ 33.80
                                         =======    ======   =======    =======     =======
Total investment return(a)                (10.19)%   89.55%   (49.92)%   (29.04)%     45.36%
                                         =======    ======   =======    =======     =======

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)    $64,266   $57,447   $59,510   $120,268   $136,344
(Ratio of expenses to average net assets,
  net of fee waivers, if any (b)(c)         1.73%     1.80%     1.40%      1.23%      1.22%
(Ratio of expenses to average net assets,
  excluding fee waivers, if any (c)(d)      1.74%     2.01%     1.54%      1.35%      1.32%
(Ratio of expenses to average net assets,
  net of fee waivers, if any (c)(d)         1.74%     1.95%     1.44%      1.25%      1.25%
(Ratio of net investment income to
  average net assets                        0.77%     0.79%     1.08%      0.86%      0.85%
Portfolio turnover rate                    25.28%    10.81%    13.24%     10.38%     10.59%
--------------------------------------------------------------------------------
   *    Effective December 23, 2008, a reverse stock split of 1:4 occurred. All per share amounts have been restated according to the terms of the split.
   #    Based on average shares outstanding.
   (a)  Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the
        Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
   (b)  Expenses are net of fees paid indirectly.
   (c)  Expenses do not include expenses of investments companies in which the
        Fund invests.
   (d)  Expenses exclude the reduction for fees paid indirectly.

--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.
                                                                               7

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE A. ORGANIZATION

Cornerstone Strategic Value Fund, Inc. (the "Fund") was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

MANAGEMENT ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SUBSEQUENT EVENTS: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued at the closing price. Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the "Investment Manager" or "Cornerstone") to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.

At December 31, 2010, the Fund held no securities valued in good faith by the Board of Directors. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE Amex LLC is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. For the year ended December 31, 2010, the Fund did not engage in derivative instruments and other hedging activities.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus

--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

accrued interest. Cornerstone monitors the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

RISKS ASSOCIATED WITH INVESTMENTS IN OTHER CLOSED-END FUNDS: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company's expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund's own operations.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund's policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2010, the Fund does not have any interest or penalties associated with the under-payment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2007 through 2009; or expected to be taken in the Fund's 2010 tax return. There was no material impact to the financial statements or, other than as described below, the disclosures thereto as a result of the adoption of this pronouncement. The Fund and the Investment Manager have entered into a closing letter with the Internal Revenue Service's New York Regional Office regarding a technical tax issue relating to whether the Fund's historic dividend reinvestment plan may have resulted in a violation of certain Subchapter M requirements of the Internal Revenue Code for certain prior tax years. The closing letter avoids any potential material negative tax impact to the Fund. Pursuant to the closing letter, the Investment Manager paid any settlement amount owed to the Internal Revenue Service.

DISTRIBUTIONS TO SHAREHOLDERS: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to shareholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund's net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund's Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to shareholders and to disclose that portion of the distribution that is

--------------------------------------------------------------------------------
                                                                               9

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund's common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund's taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund's taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor's shares in the Fund. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

MANAGED DISTRIBUTION RISK: Under the managed distribution policy, the Fund makes monthly distributions to shareholders at a rate that may include periodic distributions of its net income and net capital gains, ("Net Earnings"), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the "Excess"), the Excess would decrease the Fund's total assets and, as a result, would have the likely effect of increasing the Fund's expense ratio. There is a risk that the total Net Earnings from the Fund's portfolio would not be great enough to offset the amount of cash distributions paid to Fund shareholders. If this were to be the case, the Fund's assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund's investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

   o Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

   o Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few trans- actions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

   o Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments carried at value:

                                          INVESTMENTS IN     OTHER FINANCIAL
VALUATION INPUTS                            SECURITIES         INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices
  Equity Investments                       $60,857,028              --
  Short-Term Investments                     4,690,985
Level 2 - Other Significant
  Observable Inputs                               --                --
Level 3 - Significant
  Unobservable Inputs                             --                --
                                           -----------          -----------
Total                                      $65,548,013              --
                                           ===========          ===========

---------
*  Other financial instruments include futures, forwards and swap contracts.


The breakdown of the Fund's investments into major categories is disclosed in its Summary Schedule of Investments.

During the year ended December 31, 2010 the Fund did not have any significant transfers in and out of Level 1 or Level 2. The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2010.

In January 2010, the FASB Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 amends FASB Accounting Standards Codification Topic, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact ASU No. 2010-06 and has determined that it will not have a significant impact on its financial statement disclosures.

NOTE D. AGREEMENTS

Certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC ("Ultimus"). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Included in the Statement of Operations, under the caption Fees paid indirectly, are expense offsets of $4,097 arising from credits earned on portfolio transactions executed with brokers, pursuant to directed brokerages arrangement.

INVESTMENT MANAGEMENT AGREEMENT

Cornerstone serves as the Fund's Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. For the year ended December 31, 2010, Cornerstone earned $532,131 for investment management services.

ADMINISTRATION AGREEMENT

Under the terms of the Administration Agreement, Ultimus supplies executive, administrative and regulatory services for the Fund. Ultimus supervises the preparation of reports to stockholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund pays Ultimus a monthly fee at an annual rate of 0.100% of its average daily net assets up to $250 million and 0.075% of such assets in excess of $250 million, subject to an annual minimum fee of $50,000.

FUND ACCOUNTING AGREEMENT

Under the terms of the Fund Accounting Agreement, Ultimus calculates the net asset value per share and maintains the financial books and records of the Fund. For the performance of these services, the Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million.

--------------------------------------------------------------------------------
                                                                              11

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE E. AFFILIATED INVESTMENTS

Transactions in affiliates for the year ended December 31, 2010 were as follows:

                                                ADAMS            PETROLEUM &
                                               EXPRESS            RESOURCES
                                               COMPANY           CORPORATION
                                            ------------        -------------
Market value at
  beginning of year                         $   266,460            $    --
                                            ===========         ============
Shares at beginning
  of year                                        26,400                 --
Shares purchased
  during the year                                22,000                7,600
Shares sold during
  the period                                       --                   --
                                            -----------         ------------
Shares at end of year                            48,400                7,600
                                            ===========         ============
Dividend income earned
  during the year                           $     4,664            $     684
                                            ===========         ============
Cost of purchases
  during the year                           $   218,433            $ 168,587
Proceeds from sales
  during the year                                  --                   --
Net realized gain/(loss)
  during the year                                  --                   --
Capital gain distribution                   $    16,720            $   6,688
Market value at
  end of year                               $   518,848            $ 205,276

NOTE F. INVESTMENT IN SECURITIES

For the year ended December 31, 2010, purchases and sales of securities, other than short-term investments, were $13,369,749 and $14,862,547 respectively.

NOTE G. SHARES OF COMMON STOCK

The Fund has 100,000,000 shares of common stock authorized and 8,511,413 shares outstanding at December 31, 2010. Transactions in common stock for the year ended December 31, 2010 were as follows:

Shares at beginning of year                     6,969,408
Shares newly issued from rights offering        1,433,827
Shares newly issued in reinvestment
of dividends and distributions                    108,178
                                                ---------
Shares at end of year                           8,511,413
                                                =========

NOTE H. SHARE REPURCHASE PROGRAM

As has been done in the past to enhance shareholder value, pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may again in the future purchase shares of its common stock on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. The Fund had no repurchases during the year ended December 31, 2010. No limit has been placed on the number of shares to be repurchased by the Fund other than those imposed by federal securities laws.

All purchases are made in accordance with federal securities laws, with shares repurchased held in treasury effective January 1, 2002, for future use by the Fund.

NOTE I. SECURITIES LENDING

To generate additional income, the Fund may lend up to 33 1/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and Interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount.

The Fund had no securities on loan to brokers at December 31, 2010. During the year ended December 31, 2010, the Fund earned $796 in securities lending income which is included under the caption Securities lending in the Statement of Operations.
--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

NOTE J. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the years ended December 31, for the Fund were as follows:

           Ordinary Income                  Return-of-Capital
        -------------------------       ----------------------------
         2010             2009            2010             2009
        -------          ------          ------           ------
        $468,744        $430,985        $11,304,528     $14,022,576

At December 31, 2010 the components of accumulated income on a tax basis, for the Fund were as follows:

Capital loss carryforward                        $ (4,217,018)
Net unrealized appreciation                         8,924,760
                                                 ------------
Total distributable income                       $  4,725,742
                                                 =============

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2010, the Fund decreased net realized loss by $190,655 and decreased net investment loss by 59,555, and decreased paid in capital by $250,210. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). The Fund incurred no such loss.

At December 31, 2010, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $4,217,018 of which $484,687 expires in 2011, $3,297,622 expires in 2016, and $434,709 expires in 2017. At December 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $56,605,253, $10,668,494, $(1,725,734) and $8,942,760, respectively.

NOTE K. SUBSEQUENT EVENTS

On February 11, 2011, the Board of Directors approved U.S. Bank, N.A. to replace JPMorgan Chase Bank, N.A. as Custodian.

--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Cornerstone Strategic Value Fund, Inc.
Jericho, New York

We have audited the accompanying statement of assets and liabilities of Cornerstone Strategic Value Fund, Inc., including the summary schedule of investments as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Strategic Value Fund, Inc. as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
February 28, 2011

--------------------------------------------------------------------------------
14

2010 TAX INFORMATION (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. (the "Fund") is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's year end (December 31, 2010) as to the federal tax status of the dividends and distributions received by the Fund's shareholders in respect of such fiscal year. The $11,773,272 in dividends and distributions paid to shareholders in respect of such year, is represented by $468,744 of ordinary income, and $11,304,528 of return-of-capital.

As indicated in this notice, significant portions of the Fund's distributions for 2010 were comprised of a return-of-capital; accordingly these distributions do not represent yield or investment return on the Fund's portfolio.

SOURCES OF DIVIDENDS AND DISTRIBUTIONS (Per Share Amounts)

Payment Dates:           1/29/10     2/26/10     3/31/10     4/30/10     5/28/10   6/30/10
                         -------     -------     -------     -------    -------    -------
Ordinary Income(1)       $0.0049     $0.0049     $0.0049     $0.0049    $0.0049    $0.0049
Return-of-Capital(2)      0.1349      0.1349      0.1349      0.1349     0.1349     0.1349
                         -------     -------     -------     -------    -------    -------
Total:                   $0.1398     $0.1398     $0.1398     $0.1398    $0.1398    $0.1398
                         =======     =======     =======     =======    =======    =======

Payment Dates:           7/30/10     8/31/10     9/30/10    10/29/10   11/30/10   12/31/10
                         -------     -------     -------     -------    -------    -------
Ordinary Income(1)       $0.0049     $0.0049     $0.0049     $0.0049    $0.0049    $0.0049
Return-of-Capital(2)      0.1349      0.1349      0.1349      0.1349     0.1349     0.1349
                         -------     -------     -------     -------    -------    -------
Total:                   $0.1398     $0.1398     $0.1398     $0.1398    $0.1398    $0.1398
                         =======     =======     =======     =======    =======    =======

--------------------------------------------------------------------------------

   (1) Ordinary Income Dividend - This is the total per share amount of ordinary income dividends and short-tern capital gain distributions (if appli-cable) included in the amount reported in Box 1a on Form 1099-DIV.

   (2) Return-of-capital - This is the per share amount of return-of-capital, or sometimes called nontaxable, distributions reported in Box 3 - under the title "Nondividend distributions" - on Form 1099-DIV. This amount should NOT be reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund.

The Fund has met the requirements to pass through all (100%) of its ordinary income dividends as qualified dividends, which are subject to a maximum federal tax rate of 15%. This is reported in Box 1b on Form 1099-DIV. Ordinary income dividends should be reported as dividend income on Form 1040. Please note that to utilize the lower tax rate for qualifying dividend income, shareholders generally must have held their shares in the Fund for at least 61 days during the 121 day period beginning 60 days before the ex-dividend date.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of the actual ordinary income dividend paid by the Fund.

In general, distributions received by tax-exempt recipients (e.g., IRA's and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting. They will generally not be entitled to foreign tax credit or deduction for the withholding taxes paid by the Fund.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

--------------------------------------------------------------------------------
                                                                              15


ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED)

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS IN
NAME AND                                                                    POSITION   FUND COMPLEX
ADDRESS*        POSITION(S)         PRINCIPAL OCCUPATION                    WITH FUND  OVERSEEN BY
(BIRTH DATE)    HELD WITH FUND      OVER LAST 5 YEARS                       SINCE      DIRECTORS
-----------------------------------------------------------------------------------------------------
                Chairman of         President, Cornerstone Advisors, Inc.;   1998          3
Ralph W.        the Board of        Financial Consultant; President and
Bradshaw**      Directors and       Director of Cornerstone Total Return
(Dec. 1950)     President           Fund, Inc.; President and Trustee of
                                    Cornerstone Progressive Return Fund.

Thomas H.       Director; Audit,    Director of Cornerstone Total Return     1987          3
Lenagh          Nominating          Fund, Inc.; Trustee of Cornerstone
(Nov. 1924)     and Corporate       Progressive Return Fund; Director of
                Governance          Adams Express Company, Petroleum
                Committee           & Resources Corporation and PPGI
                Member              Industries.

Edwin Meese III Director; Audit,    Independent Financial Advisor;           2001          3
(Dec. 1931)     Nominating          Director of Photonics Products
                and Corporate       Group; Distinguished Fellow, The
                Governance          Heritage Foundation Washington D.C.;
                Committee           Distinguished Visiting Fellow at the
                Member              Hoover Institution, Stanford University;
                                    Senior Adviser, Revelation L.P.; Director
                                    of Cornerstone Total Return Fund, Inc.;
                                    Trustee of Cornerstone Progressive
                                    Return Fund.

Scott B. Rogers Director; Audit,    Chairman, Board of Health Partners,      2000          3
(July 1955)     Nominating          Inc.; Chief Executive Officer, Asheville
                and Corporate       Buncombe Community Christian
                Governance          Ministry; and President, ABCCM
                Committee           Doctor's Medical Clinic; Appointee, NC
                Member              Governor's Commission on Welfare
                                    to Work; Director of Cornerstone
                                    Total Return Fund, Inc.; Trustee of
                                    Cornerstone Progressive Return Fund.
--------------------------------------------------------------------------------
16


ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED) (CONTINUED)
                                                                                      NUMBER OF
                                                                                       PORTFOLIOS IN
NAME AND                                                                    POSITION   FUND COMPLEX
ADDRESS*        POSITION(S)         PRINCIPAL OCCUPATION                    WITH FUND  OVERSEEN BY
(BIRTH DATE)    HELD WITH FUND      OVER LAST 5 YEARS                       SINCE      DIRECTORS
-----------------------------------------------------------------------------------------------------

Andrew A.       Director;           Attorney and senior member of Strauss    2000          3
Strauss         Chairman of         & Associates; Director of Cornerstone
(Nov. 1953)     Nominating          Total Return Fund, Inc.; Trustee of
                and Corporate       Cornerstone Progressive Return Fund.
                Governance
                Committee and
                Audit Committee
                Member

Glenn W.        Director;           Chairman of the Board, Tower             2000          3
Wilcox, Sr.     Chairman of         Associates, Inc.; Chairman of the
(Dec. 1931)     Audit Committee,    Board and Chief Executive Officer of
                Nominating          Wilcox Travel Agency, Inc.; Director of
                and Corporate       Cornerstone Total Return Fund, Inc.;
                Governance          Trustee of Cornerstone Progressive
                Committee           Return Fund.
                Member





--------------------------------------------------------------------------------
                                                                              17


ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED) (CONCLUDED)


NAME AND                                                                        POSITION
ADDRESS*        POSITION(S)         PRINCIPAL OCCUPATION                        WITH FUND
(BIRTH DATE)    HELD WITH FUND      OVER LAST 5 YEARS                           SINCE
-----------------------------------------------------------------------------------------------------

Gary A. Bentz   Chief Compliance    Chairman and Chief Financial Officer       2004, 2008,
(June 1956)     Officer, Secretary, of Cornerstone Advisors, Inc.; Financial      2009
                and Assistant       Consultant, C.P.A., Chief Compliance
                Treasurer           Officer, Secretary, and Assistant Treasurer
                                    of Cornerstone Total Return Fund, Inc. and
                                    Cornerstone Progressive Return Fund.

Frank J. Maresca Treasurer          Executive Vice President of Ultimus Fund      2009
(Oct. 1958)                         Solutions, LLC (since March 2009); previous
                                    Executive Director, JP Morgan Chase &
                                    Co. (since June 2008); previous President
                                    of Bear Stearns Funds Management, Inc.;
                                    previous Senior Managing Director of Bear
                                    Stearns & Co., Inc.; Treasurer of Cornerstone
                                    Total Retrun Fund, Inc. and Cornerstone
                                    Progressive Return Fund (since May 2009).

--------------------------------------------------------------------------------

   * The mailing address of each Director and/or Officer with respect to the Fund's operation is 350 Jericho Turnpike, Suite 206, Jericho, NY 11753.

   ** Designates a director who is an "interested person" of the Fund as defined by the Investment Company Act of 1940, as amended. Mr. Bradshaw is an interested person of the Fund by virtue of his current position with the Investment Adviser of the Fund.

--------------------------------------------------------------------------------
18

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. (the "Fund") operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company (the "Agent"), pursuant to which the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify their broker, or if a registered shareholder, the Agent in writing at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Such written notice must be received by the Agent prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the Plan. Under the Plan, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below. When the Fund declares a Distribution the Agent, on the shareholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the NYSE Amex LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

The method for determining the number of shares to be received when Distributions are reinvested will vary depending upon whether the net asset value of the Fund's shares is higher or lower than its market price. If the net asset value of the Fund's shares is lower than its market price, the number of Newly Issued Shares received will be determined by dividing the amount of the Distribution either by the Fund's net asset value per share or by 95% of its market price, whichever is higher. If the net asset value of the Fund's shares is higher than its market price, shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the net asset value of the Fund's shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant's pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant's account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant's purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant. Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund's Board of Directors, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder's


--------------------------------------------------------------------------------
                                                                              19

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONCLUDED)

proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws. The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan. All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number 877-864-4833.



--------------------------------------------------------------------------------
20

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how Cornerstone Strategic Value Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (513) 326-3597 or on the website of the Securities and Exchange Commission, http://www.sec.gov. This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (513) 326-3597. The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.





--------------------------------------------------------------------------------
                                                                              21

PRIVACY POLICY  (UNAUDITED)

FACTS   WHAT DOES CORNERSTONE STRATEGIC VALUE FUND, INC.
        (THE "FUND") DO WITH YOUR PERSONAL INFORMATION?
--------------------------------------------------------------------------------
Why?    Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
--------------------------------------------------------------------------------
What?   The types of personal information we, and our service providers, on our behalf, collect and share depend on the product or service you have with us. This information can include:
--------------------------------------------------------------------------------
        o Social Security number
        o account balances
        o account transactions
        o transaction history
        o wire transfer instructions
        o checking account information
        When you are no longer our customer, we continue to share your information as described in this notice.
How?    All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ' personal information; the reasons the
        Fund, and our service providers, on our behalf, choose to share; and whether you can limit this sharing.
--------------------------------------------------------------------------------






--------------------------------------------------------------------------------
22




PRIVACY POLICY (UNAUDITED)      (CONTINUED)

Reasons we can share your       Does the Cornerstone
personal information            Fund share?             Can you limit this sharing?
-----------------------------------------------------------------------------------
FOR OUR EVERYDAY BUSINESS PURPOSES      Yes                     No
- such as to process your transactions,
maintain your account(s), respond to
court orders and legal investigations, or
report to credit bureaus
-----------------------------------------------------------------------------------
FOR OUR MARKETING PURPOSES - to         No                      We don't share
offer our products and services to you
-----------------------------------------------------------------------------------
FOR JOINT MARKETING WITH OTHER          No                      We don't share
FINANCIAL COMPANIES
-----------------------------------------------------------------------------------
FOR OUR AFFILIATES' EVERYDAY BUSINESS   Yes                     No
PURPOSES - information about your
transactions and experiences
-----------------------------------------------------------------------------------
FOR OUR AFFILIATES' EVERYDAY BUSINESS   No                      We don't share
PURPOSES - information about your
creditworthiness
-----------------------------------------------------------------------------------
FOR OUR AFFILIATES TO MARKET TO YOU     No                      We don't share
-----------------------------------------------------------------------------------
FOR NONAFFILIATES TO MARKET TO YOU      No                      We don't share
-----------------------------------------------------------------------------------
QUESTIONS?      Call (513) 326-3597.
-----------------------------------------------------------------------------------
WHAT WE DO
-----------------------------------------------------------------------------------
WHO IS PROVIDING THIS NOTICE?   Cornerstone Strategic Value Fund, Inc. (the "Fund")
-----------------------------------------------------------------------------------------------
HOW DOES THE FUND AND THE FUND'S    To protect your personal information from unauthorized
SERVICE PROVIDERS, ON THE FUND'S    access  and use, we and our service providers use security
BEHALF PROTECT MY  PERSONAL         measures that comply with federal law. These measures
INFORMATION?                        include computer safeguards and secured files and
                                    buildings.
-----------------------------------------------------------------------------------------------
HOW DOES THE FUND AND THE FUND'S    We collect your personal information, for example, when
SERVICE PROVIDERS, ON THE FUND'S    you:
BEHALF COLLECT MY PERSONAL
INFORMATION?                        o open an account
                                    o provide account information
                                    o give us your    contact information
                                    o make a wire transfer

                                    We also collect your information from others,
                                    such as credit  bureaus, affiliates, or other companies.

-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                                                                                             23



PRIVACY POLICY (UNAUDITED) (CONCLUDED)

WHY CAN'T I LIMIT ALL SHARING?          Federal law gives you the right to limit only

                                        o  sharing for affiliates' everyday
                                           business purposes - information about
                                           your creditworthiness
                                        o  affiliates from using your
                                           information to market to you
                                        o  sharing for nonaffiliates to market
                                           to you

                                   State laws and individual companies may give
                                   you additional rights to limit sharing.
--------------------------------------------------------------------------------
DEFINITIONS
--------------------------------------------------------------------------------
Affiliates                      Companies related by common ownership or control.
                                They can be financial and nonfinancial companies.

                                o CORNERSTONE ADVISORS, INC.
--------------------------------------------------------------------------------
NONAFFILIATES                   Companies not related by common ownership or control.
                                They can be financial and nonfinancial companies.

                                o THE FUND DOES NOT SHARE WITH NONAFFILIATES, SO THEY CAN
                                   MARKET TO YOU.
--------------------------------------------------------------------------------
JOINT MARKETING                 A formal agreement between nonaffiliated financial
                                companies that together market financial products or
                                services to you.

                                o  THE FUND DOES NOT JOINTLY MARKET.
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
24

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE Amex LLC. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the NYSE Amex LLC (symbol "CLM"). The previous week's net asset value per share, market price, and related premium or discount are available on The Wall Street Journal website at http://online.wsj.com/mdc/public/page/2_3040-CEF34.html under the designation "Cornerstone Strat Value (CLM)" and on the Barron's website at http://online.barrons.com/mdc/public/page/2_3040-CEF34.html under the same designation. Such information is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Strategic Value Fund, Inc. may from time to time purchase shares of its capital stock in the open market.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.










--------------------------------------------------------------------------------
                                                                              25

                     CORNERSTONE STRATEGIC VALUE FUND, INC.

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's current level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $18,500 and $18,100 with respect to the registrant's fiscal years ended December 31, 2010 and 2009, respectively.

     (b) Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,900 and $3,600 with respect to the registrant's fiscal years ended December 31, 2010 and 2009, respectively. The services comprising these fees are the preparation of the registrant's federal and state income and federal excise tax returns.

     (d) All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1) Before the principal accountant is engaged by the registrant to render (i) audit, audit-related or permissible non-audit services to the registrant or (ii) non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, either (a) the audit committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the audit committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the audit committee's responsibilities to the registrant's investment adviser. The audit committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full audit committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimus thresholds are not exceeded, as such thresholds are determined by the audit committee in accordance with applicable Commission regulations.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) During the fiscal years ended December 31, 2010 and 2009, aggregate non-audit fees of $3,900 and $3,600, respectively, were billed by the registrant's principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's principal accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

   (a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934. Glenn W. Wilcox, Sr., (Chairman), Edwin Meese, III, Thomas H. Lenagh, Andrew A. Strauss and Scott B. Rogers are the members of the registrant's audit committee.

     (b)    Not applicable


ITEM 6. SCHEDULE OF INVESTMENTS.

(a)

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2010

DESCRIPTION                                                             NO. OF SHARES    VALUE
-----------------------------------------------------------------------------------------------

EQUITY SECURITIES - 94.70%
     CLOSED-END FUNDS - 17.22%
         CORE - 3.80%
             Adams Express Company (The) a)                                48,400        $518,848
             Gabelli Equity Trust, Inc.                                    16,323          92,552
             General American Investors Company, Inc.                      18,300         490,806
             Liberty All-Star Equity Fund                                 160,130         789,441
             Royce Micro-Cap Trust, Inc.                                    4,000          39,200
             Royce Value Trust, Inc.                                        5,000          72,700
             SunAmerica Focused Alpha Large-Cap Fund, Inc.                  8,000         125,920
             Tri-Continental Corporation                                   22,800         313,728
                                                                                      -----------
                                                                                        2,443,195
                                                                                      -----------
         CORPORATE DEBT FUNDS INVESTMENT
            GRADE-RATED - 1.63%
             AllianceBernstein Income Fund                                 87,230         691,734
             Federated Enhanced Treasury Income Fund                       17,966         300,032
             Invesco Van Kampen Bond Fund                                   2,953          55,044
                                                                                      -----------
                                                                                        1,046,810
                                                                                      -----------
         DEVELOPED MARKET - 0.06%
             Japan Equity Fund                                              6,000          36,780
                                                                                      -----------


         GLOBAL - 2.03%
             Alpine Total Dynamic Dividend Fund                           213,412       1,263,399
             Clough Global Allocation Fund                                  2,500          39,100
                                                                                      -----------
                                                                                        1,302,499
                                                                                      -----------
         GLOBAL INCOME - 0.47%
             Nuveen Multi-Currency Short-Term Government Income Fund       22,000         302,940
                                                                                      -----------


         HIGH CURRENT YIELD (LEVERAGED) - 0.13%
             First Trust Strategic High Income Fund II                      8,900          41,652
             First Trust Strategic High Income Fund III                    11,101          48,289
                                                                                      -----------
                                                                                           89,941
                                                                                      -----------
         OPTION ARBITRAGE/OPTIONS STRATEGIES - 7.02%
             Dow 30 Enhanced Premium & Income Fund, Inc.                   27,934         289,955
             Eaton Vance Risk-Managed Diversified Equity Income Fund      146,464       1,945,042
             Eaton Vance Tax-Managed Diversified Equity Income Fund       147,120       1,663,927



See accompanying notes to schedule of investments.



CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2010  (CONTINUED)

     CLOSED-END FUNDS (CONTINUED)
             Eaton Vance Tax-Managed Global Diversified Equity
                 Income Fund                                               58,000        $610,740
                                                                                      -----------
                                                                                        4,509,664
                                                                                      -----------
         REAL ESTATE - 0.55%
             Alpine Global Premier Properties Fund                         38,000         269,420
             LMP Real Estate Income Fund, Inc.                              8,500          85,850
                                                                                      -----------
                                                                                          355,270
                                                                                      -----------
         SECTOR EQUITY - 1.18%
             Cohen & Steers Infrastructure Fund, Inc.                      14,500         238,090
             Evergreen Utilities and High Income Fund                      18,180         210,888
             Gabelli Healthcare & Wellness Rx Trust (The)                   4,361          30,876
             Macquarie Global Infrastructure Total Return Fund, Inc.        4,000          69,120
             Petroleum & Resources Corporation (a)                          7,600         205,276
                                                                                      -----------
                                                                                          754,250
                                                                                      -----------
         VALUE - 0.35%
             Claymore Dividend & Income Fund                               11,960         179,759
             Royce Focus Trust, Inc.                                        6,000          45,420
                                                                                      -----------
                                                                                          225,179
                                                                                      -----------

     TOTAL CLOSED-END FUNDS                                                            11,066,528
                                                                                      -----------

     CONSUMER DISCRETIONARY - 8.62%
         Amazon.com, Inc. ** Non-income producing security.                 3,000         540,000
         Best Buy Company, Inc.                                             6,500         222,885
         Comcast Corporation - Class A                                     14,555         319,773
         DIRECTV Group, Inc. (The) - Class A *                              4,000         159,720
         Family Dollar Stores, Inc.                                         2,000          99,420
         Ford Motor Company *                                              12,000         201,480
         Gap, Inc. (The)                                                    9,200         203,688
         Home Depot, Inc. (The)                                             2,000          70,120
         McDonald's Corporation                                            11,400         875,064
         News Corporation - Class A                                        10,000         145,600
         NIKE, Inc. - Class B                                               4,100         350,222
         Starbucks Corporation                                              2,800          89,964
         Target Corporation                                                 8,800         529,144
         Time Warner Cable, Inc.                                            1,966         129,815
         Time Warner, Inc.                                                  7,900         254,143
         TJX Companies, Inc. (The)                                          7,000         310,730
         Viacom, Inc. - Class B                                             5,450         215,875
         Walt Disney Company (The)                                         10,200         382,602


See accompanying notes to schedule of investments.


CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2010  (CONTINUED)

     CONSUMER DISCRETIONARY (CONTINUED)
         Yum! Brands, Inc.                                                  9,000        $441,450
                                                                                      -----------
                                                                                        5,541,695
                                                                                      -----------
     CONSUMER STAPLES - 8.01%
         Altria Group, Inc.                                                20,800         512,096
         Coca-Cola Company (The)                                           13,500         887,895
         Colgate-Palmolive Company                                          3,400         273,258
         Costco Wholesale Corporation                                       2,500         180,525
         CVS Caremark Corporation                                           8,430         293,111
         General Mills, Inc.                                                5,000         177,950
         H.J. Heinz Company                                                 4,000         197,840
         Kraft Foods, Inc. - Class A                                        6,932         218,427
         PepsiCo, Inc.                                                      5,600         365,848
         Philip Morris International, Inc.                                  2,500         146,325
         Procter & Gamble Company (The)                                    16,297       1,048,386
         Sysco Corporation                                                 10,300         302,820
         Wal-Mart Stores, Inc.                                             10,100         544,693
                                                                                      -----------
                                                                                        5,149,174
                                                                                      -----------
     ENERGY - 9.11%
         Chevron Corporation                                               10,732         979,295
         ConocoPhillips                                                    14,974       1,019,730
         Exxon Mobil Corporation                                           29,936       2,188,920
         Halliburton Company                                                9,700         396,051
         Marathon Oil Corporation                                          11,500         425,845
         Occidental Petroleum Corporation                                   3,500         343,350
         Schlumberger Ltd.                                                  6,000         501,000
                                                                                      -----------
                                                                                        5,854,191
                                                                                      -----------
     FINANCIALS - 11.68%
         AFLAC, Inc.                                                        5,500         310,365
         Allstate Corporation (The)                                         6,800         216,784
         American Express Company                                           6,400         274,688
         Bank of New York Mellon Corporation (The)                          7,754         234,171
         BB&T Corporation                                                   3,500          92,015
         Capital One Financial Corporation                                  2,500         106,400
         Chubb Corporation (The)                                            3,500         208,740
         Citigroup, Inc. *                                                 60,000         283,800
         Franklin Resources, Inc.                                           1,500         166,815
         Goldman Sachs Group, Inc. (The)                                    5,000         840,800
         Hudson City Bancorp, Inc.                                         15,500         197,470
         JPMorgan Chase & Company                                          30,132       1,278,199
         Loews Corporation                                                  2,000          77,820
         Marsh & McLennan Companies, Inc.                                  10,000         273,400
         MetLife, Inc.                                                      5,700         253,308
         Morgan Stanley                                                     7,500         204,075

See accompanying notes to schedule of investments.


CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2010  (CONTINUED)

     FINANCIALS (CONTINUED)
         PNC Financial Services Group, Inc.                                 7,600        $461,472
         Prudential Financial, Inc.                                         4,000         234,840
         State Street Corporation                                           3,000         139,020
         T. Rowe Price Group, Inc.                                          3,000         193,620
         Travelers Companies, Inc. (The)                                    9,476         527,908
         U.S. Bancorp                                                       9,901         267,030
         Wells Fargo & Company                                             21,400         663,186
                                                                                      -----------
                                                                                        7,505,926
                                                                                      -----------
     HEALTH CARE - 8.63%
         Abbott Laboratories                                                9,200         440,772
         Aetna, Inc.                                                        5,000         152,550
         Allergan, Inc.                                                     2,500         171,675
         Amgen, Inc. *                                                      6,700         367,830
         Becton, Dickinson and Company                                      3,900         329,628
         Biogen Idec, Inc. *                                                4,000         268,200
         Bristol-Myers Squibb Company                                      19,000         503,120
         Cardinal Health, Inc.                                              7,950         304,564
         Covidien PLC                                                       2,599         118,670
         Eli Lilly & Company                                                4,700         164,688
         Express Scripts, Inc. *                                            3,000         162,150
         Gilead Sciences, Inc. *                                            6,000         217,440
         Johnson & Johnson                                                 13,400         828,790
         McKesson Corporation                                               1,800         126,684
         Medtronic, Inc.                                                    6,000         222,540
         Merck & Company, Inc.                                             15,267         550,223
         Stryker Corporation                                                2,000         107,400
         UnitedHealth Group, Inc.                                          11,000         397,210
         WellPoint, Inc. *                                                  2,000         113,720
                                                                                      -----------
                                                                                        5,547,854
                                                                                      -----------
     INDUSTRIALS - 8.08%
         3M Company                                                         4,400         379,720
         Boeing Company (The)                                               2,200         143,572
         Caterpillar, Inc.                                                  5,300         496,398
         CSX Corporation                                                    3,500         226,135
         Deere & Company                                                    6,500         539,825
         Emerson Electric Company                                           6,000         343,020
         General Dynamics Corporation                                       3,200         227,072
         General Electric Company                                          46,900         857,801
         Illinois Tool Works, Inc.                                          2,500         133,500
         Lockheed Martin Corporation                                        3,000         209,730
         Northrop Grumman Corporation                                       2,500         161,950
         Raytheon Company                                                   3,500         162,190
         Union Pacific Corporation                                          4,000         370,640


See accompanying notes to schedule of investments.


CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2010  (CONTINUED)

     INDUSTRIALS (CONTINUED)
         United Parcel Service, Inc. - Class B                              4,100        $297,578
         United Technologies Corporation                                    5,000         393,600
         Waste Management, Inc.                                             6,800         250,716
                                                                                      -----------
                                                                                        5,193,447
                                                                                      -----------
     INFORMATION TECHNOLOGY - 15.47%
         Apple, Inc. *                                                      5,900       1,903,104
         Cisco Systems, Inc. *                                             29,400         594,762
         Cognizant Technology Solutions Corporation - Class A *             2,500         183,225
         Corning, Inc.                                                     12,000         231,840
         eBay, Inc. *                                                       2,500          69,575
         EMC Corporation *                                                 12,148         278,189
         Google, Inc. - Class A *                                           2,000       1,187,940
         Hewlett-Packard Company                                           11,400         479,940
         Intel Corporation                                                 39,500         830,685
         International Business Machines Corporation                        8,100       1,188,756
         Microsoft Corporation                                             51,200       1,429,504
         Oracle Corporation                                                25,272         791,014
         QUALCOMM, Inc.                                                    10,000         494,900
         Texas Instruments, Inc.                                            6,400         208,000
         Yahoo!, Inc. *                                                     4,000          66,520
                                                                                      -----------
                                                                                        9,937,954
                                                                                      -----------
     MATERIALS - 2.93%
         Dow Chemical Company (The)                                         5,400         184,356
         E.I. Du Pont de Nemours & Company                                  9,500         473,860
         Freeport-McMoRan Copper & Gold, Inc.                               5,000         600,450
         Praxair, Inc.                                                      6,500         620,555
                                                                                      -----------
                                                                                        1,879,221
                                                                                      -----------
     REAL ESTATE INVESTMENT TRUST - 0.00%
         Simon Property Group, Inc.                                            14           1,393
                                                                                      -----------

     TELECOMMUNICATION SERVICES - 2.36%
         AT&T, Inc.                                                        37,039       1,088,206
         Verizon Communications, Inc.                                      12,000         429,360
                                                                                      -----------
                                                                                        1,517,566
                                                                                      -----------
     UTILITIES - 2.59%
         Dominion Resources, Inc.                                           7,700         328,944
         Duke Energy Corporation                                           15,800         281,398
         Exelon Corporation                                                 3,000         124,920
         FirstEnergy Corporation                                            3,000         111,060
         Nextera Energy, Inc.                                               4,000         207,960
         PG&E Corporation                                                   3,000         143,520


See accompanying notes to schedule of investments.


CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2010  (CONTINUED)

     UTILITIES (CONTINUED)
         Public Service Enterprises Group, Inc.                             4,500        $143,145
         Southern Company (The)                                             8,400         321,132
                                                                                      -----------
                                                                                        1,662,079
                                                                                      -----------

TOTAL EQUITY SECURITIES (cost - $51,914,107)                                           60,857,028
                                                                                      -----------


SHORT-TERM INVESTMENTS - 7.30%
     MONEY MARKET SECURITY - 7.30%
         JPMorgan U.S. Government Money Market Fund
         (cost - $4,690,985)                                            4,690,985     $ 4,690,985
                                                                                      -----------
TOTAL INVESTMENTS - 102.00% (cost - $56,605,092)                                       65,548,013
                                                                                      -----------
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.00)%                                        (1,282,324)
                                                                                      -----------
NET ASSETS - 100.00%                                                                  $64,265,689
                                                                                      ===========
See accompanying notes to schedule of investments.

(a) Affiliated investment. The Fund holds 0.81% and 0.32% (based on net assets) of Adams Express Company and Petroleum & Resources Corporation, respectively. A director of the Fund also serves as a director to such companies. During the year ended December 31, 2010 there were additional purchases of 22,000 shares of Adams Express and 7,600 shares of Petroleum & Resources Corporation with a cost of $218,433 and $168,587, respectively. There were no sales of either of these securities.

(b) Not applicable

                  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
CORNERSTONE STRATEGIC VALUE FUND, INC.
NEW YORK, NEW YORK

We have audited the accompanying statement of assets and liabilities of the Cornerstone Strategic Value Fund, Inc. (the "Fund"), including the summary schedule of investments as of December 31, 2010, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cornerstone Strategic Value Fund, Inc. as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of investments in securities as of December 31, 2010 appearing in Item 6 of this Form N-CSR is presented for the purpose of additional analysis and is not a required part of the basic financial statements. This additional information is the responsibility of the Fund's management. Such information has been subjected to the auditing procedures applied in our audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                                       TAIT, WELLER & BAKER LLP
PHILADELPHIA, PENNSYLVANIA
FEBRUARY 28, 2011

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant and Cornerstone Advisors, Inc., the registrant's investment adviser, share the same proxy voting policies and procedures. The proxy voting policies and procedures of the registrant and Cornerstone Advisors, Inc. are attached as Exhibit 99.VOTEREG.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     (a)(1) All information included in this Item is as of the date of the filing of this Form N-CSR, unless otherwise noted. Ralph W. Bradshaw and is the portfolio manager of the registrant. Mr. Bradshaw has acted as portfolio manager since 2001. Mr. Bradshaw is President and Chief Financial Officer of Cornerstone Advisors, Inc. and serves as President and Chairman of the Board of the registrant, Cornerstone Progressive Return Fund and Cornerstone Total Return Fund, Inc.

     (a)(2) Ralph W. Bradshaw manages two other closed-end registered investment companies: Cornerstone Progressive Return Fund and Cornerstone Total Return Fund, Inc. As of December 31, 2010, net assets of Cornerstone Progressive Return Fund were $55,276,998 and net assets of Cornerstone Total Return Fund, Inc. were $25,913,220. Mr. Bradshaw manages no accounts except for the registrant, Cornerstone Progressive Return Fund and Cornerstone Total Return Fund, Inc. Mr. Bradshaw manages no accounts where the advisory fee is based on the performance of the account. No material conflicts of interest exist in connection with the portfolio manager's management of the registrant's investments, on the one hand, and the investment of the other accounts included in response to this Item, on the other.

     (a)(3) Compensation of Ralph W. Bradshaw includes a fixed salary paid by Cornerstone Advisors, Inc. plus his share of the profits of Cornerstone Advisors, Inc. The profitability of Cornerstone Advisors, Inc. is primarily dependent upon the value of the assets of the registrant and other managed accounts. However, compensation is not directly based upon the registrant's performance or on the value of the registrant's assets.

     (a)(4) The dollar range of equity securities in the registrant beneficially owned by the portfolio manager as of December 31, 2010 is as follows:
          Ralph W. Bradshaw: $50,001 - $100,000

     (b)  Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable


(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH     Code of Ethics

Exhibit 99.VOTEREG      Proxy Voting Policies and Procedures

Exhibit 99.CERT         Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT      Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

(Registrant)   Cornerstone Strategic Value Fund, Inc.
             ----------------------------------------------------------------



By (Signature and Title)*         /s/ Ralph W. Bradshaw
                           -----------------------------------------------------

                                  Ralph W. Bradshaw, Chairman and President
                                    (Principal Executive Officer)

Date          March 8, 2011
      -------------------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ralph W. Bradshaw
                          ------------------------
                          Ralph W. Bradshaw, Chairman and President
                         (Principal Executive Officer)

Date          March 8, 2011





By (Signature and Title)* /s/ Frank J. Maresca
                          ---------------------
                          Frank J. Maresca, Treasurer
                          (Principal Financial Officer)


Date      March 8, 2011
      ----------------------------------



* Print the name and title of each signing officer under his or her signature.